Federated Managed Volatility Fund II
A Portfolio of Federated Insurance Series

SUPPLEMENT TO SUMMARY PROSPECTUS DATED April 30, 2013
Under the heading entitled “Fund Management,” please delete the information regarding Christopher J. Smith and replace it with the following:
“Jerome D. Conner, Portfolio Manager, has been the Fund's portfolio manager since April 2014.”
April 8, 2014
Federated Managed Volatility Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452124 (4/14)